Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 926,322	$ 1,084,356
Financial Liabilities	409,185	422,002
Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	12,487	14,371	$ 250
At fair value | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	12,487	14,371
At fair value | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	9,634	37,297
At fair value | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets		1,331
At fair value | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	7,249	26,283
At fair value | Level 1 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 1 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	9,634	37,297
At fair value | Level 1 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets		1,331
At fair value | Level 1 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 2 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 2 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets		0
At fair value | Level 2 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	7,114	9,860
At fair value | Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	12,487	14,371
At fair value | Level 3 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 3 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets		0
At fair value | Level 3 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 135	$ 16,423